Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Mar. 31, 2021
Current Assets
Cash and cash equivalents	$ 31,321	$ 13,333,028
Restricted cash		25,947
Accounts receivable, net	3,882,839	4,507,115
Inventories	837,447	859,696
Advance to suppliers	533,895	519,780
Loan receivable and accrued interest	1,581,000	1,581,000
Deferred cost		547,807
Amounts due from related parties	2,978,137
Prepayments, receivables and other current assets	1,816,640	1,859,103
Total Current Assets	11,661,279	23,233,476
Property, plant and equipment, net	1,296,405	1,433,479
Construction in progress	358,569	355,614
Intangible assets, net	42,353	45,800
Long-term deposit	9,311,854	9,157,789
Deferred tax assets, net		321,444
Total Non-current Assets	11,009,181	11,314,126
TOTAL ASSETS	22,670,460	34,547,602
Current Liabilities
Bank loans – current portion	24,042	37,122
Accounts payable	1,492,578	1,456,445
Refund liabilities	480,227	472,282
Advance from customers	218,644	257,449
Amounts due to related parties	2,117,548	12,148,461
Accrued expenses and other liabilities	3,360,856	3,046,976
Income tax payable	1,184,880	1,161,168
Total Current Liabilities	8,878,775	18,579,903
Bank loans – non-current portion		6,292
Total Non-current Liabilities		6,292
TOTAL LIABILITIES	8,878,775	18,586,195
SHAREHOLDERS’ EQUITY
Ordinary shares, unlimited shares authorized, $0.004 par value, 16,870,238 shares issued and outstanding as of September 30, 2021 (15,525,094 shares issued and outstanding as of March 31, 2021)	67,438	62,057
Additional paid-in capital	26,009,434	25,323,747
Accumulated deficits	(13,044,007)	(9,952,183)
Accumulated other comprehensive income	758,820	527,786
Total Shareholders’ Equity	13,791,685	15,961,407
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 22,670,460	$ 34,547,602